Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2012
Registrant Name	dei_EntityRegistrantName	DREYFUS MANAGER FUNDS I
Central Index Key	dei_EntityCentralIndexKey	0001247088
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2012
Dreyfus MidCap Core Fund (Prospectus Summary) | Dreyfus MidCap Core Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPOAX
Dreyfus MidCap Core Fund (Prospectus Summary) | Dreyfus MidCap Core Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSOCX
Dreyfus MidCap Core Fund (Prospectus Summary) | Dreyfus MidCap Core Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSORX